Provisions	9 Months Ended
Sep. 30, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2022	5.6	7.9	28.7	42.2
Additional provision in the period	2.2	—	3.8	6.0
Release of provision	—	—	(1.9)	(1.9)
Utilization of provision	(2.4)	(0.1)	(1.4)	(3.9)
Foreign exchange	(0.3)	—	1.5	1.2
Balance as of September 30, 2022	5.1	7.8	30.7	43.6

Analysis of total provisions:			September 30, 2022	December 31, 2021
Current			41.1	39.3
Non-current			2.5	2.9
Total			43.6	42.2
Updates since December 31, 2021
Restructuring
The €5.1 million (December 31, 2021: €5.6 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 12 months. €2.4 million has been utilized in the nine months ended September 30, 2022, which relates to reorganizational activities across the Company.